Consolidated Statements of Changes in Equity - CAD ($)		Total	Issued capital [member]	Warrants	Additional paid-in capital [member]	Reserve of gains and losses on remeasuring available-for-sale financial assets [member]	Reserve of cumulative translation account [member]	Retained earnings [member]	Equity Attributable to Non-controlling Interest [Member]
Beginning balance, shares at Mar. 31, 2019	[1]		79,987,292
Beginning balance at Mar. 31, 2019	[1]	$ 68,984,926	$ 131,083,698	$ 648,820	$ 39,165,706	$ 758,066		$ (102,671,364)
Net loss for the period		(60,863,262)						(60,863,262)
Other comprehensive income (loss) for the period		4,759,310				1,320,431	$ 3,438,879
Total comprehensive loss		(56,103,952)				1,320,431	3,438,879	(60,863,262)
Contributions by and distribution to equity holders
Share-based payment transactions		16,594,588			16,594,588
Warrants exercised, shares			750,000
Warrants exercised		2,527,500	$ 3,176,320	(648,820)
Warrants in exchange of services rendered by nonemployees		18,597,776		18,597,776
Share options exercised, shares			2,067,418
Share options exercised		3,930,424	$ 6,553,243		(2,622,819)
DSUs released, shares			333,279
DSUs released			$ 492,989		(492,989)
RSUs released, net of tax, shares			437,849
RSUs released, net of tax		(962,077)	$ 3,099,004		(4,061,081)
At-The-Market Offering, net of issuance costs, shares			4,159,086
At-The-Market Offering, net of issuance costs		6,760,099	$ 6,760,099
Private placement, net of issuance costs, shares			9,415,910
Private placement, net of issuance costs		51,432,131	$ 51,432,131
Business combinations, shares			1,587,301
Business combinations		28,556,878	$ 7,966,970		20,589,908
Provisions settled in shares, shares			600,000
Provisions settled in shares		3,312,000	$ 3,312,000
Total contributions by and distribution to equity holders, shares			19,350,843
Total contributions by and distribution to equity holders		130,749,319	$ 82,792,756	17,948,956	30,007,607
Ending balance, shares at Mar. 31, 2020	[1]		99,338,135
Ending balance at Mar. 31, 2020	[1]	143,630,293	$ 213,876,454	18,597,776	69,173,313	2,078,497	3,438,879	(163,534,626)
Net loss for the period		(168,593,623)						(167,146,749)	$ (1,446,874)
Other comprehensive income (loss) for the period		(4,613,712)				192,279	(4,507,246)		(298,745)
Total comprehensive loss		(173,207,335)				192,279	(4,507,246)	(167,146,749)	(1,745,619)
Contributions by and distribution to equity holders
Share-based payment transactions		13,069,174			13,069,174
Warrants in exchange of services rendered by nonemployees		5,349,335		5,349,335
Share options exercised, shares			5,001,793
Share options exercised		9,769,951	$ 14,354,754		(4,584,803)
DSUs released, shares			48,313
DSUs released			$ 127,000		(127,000)
RSUs released, net of tax, shares			574,464
RSUs released, net of tax		(1,009,657)	$ 4,405,118		(5,414,775)
Restricted shares issued, shares			29,733
Restricted shares issued			$ 124,581		(124,581)
At-The-Market Offering, net of issuance costs, shares			5,411,649
At-The-Market Offering, net of issuance costs		18,210,042	$ 18,210,042
Direct Offering, net of issuance costs, shares			4,773,584
Direct Offering, net of issuance costs		16,006,155	$ 16,006,155
Private placement, net of issuance costs, shares			16,203,700
Private placement, net of issuance costs		32,341,719	$ 32,341,719
Business combinations, shares			6,741,573
Business combinations		52,159,599	$ 22,333,976						29,825,623
Registered Direct Offering Priced At-The-Market and Concurrent Private Placement, net of issuance costs, shares			27,500,000
Registered Direct Offering Priced At-The-Market and Concurrent Private Placement, net of issuance costs		57,863,871	$ 57,863,871
Total contributions by and distribution to equity holders, shares			66,284,809
Total contributions by and distribution to equity holders		203,760,189	$ 165,767,216	5,349,335	2,818,015				29,825,623
Ending balance, shares at Mar. 31, 2021			165,622,944
Ending balance at Mar. 31, 2021		$ 174,183,147	$ 379,643,670	$ 23,947,111	$ 71,991,328	$ 2,270,776	$ (1,068,367)	$ (330,681,375)	$ 28,080,004

[1]	The Corporation has initially applied IFRS 16 as at April 1, 2019. Under the transition method chosen, comparative information is not restated. Refer to note 3 (p).